Other operational gain: (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	6 Months Ended
	Jan. 31, 2026	Jun. 30, 2026	Jun. 30, 2025
Other Nonrecurring Gain		$ 3,161	$ 13,727
Insured Event, Gain (Loss)		2,191	2,163
Write-off of accruals and current liabilities		$ 776	9,266
Gain on proceeds from war risk insurance policy			2,298
Gain on extinguishment of liability related to supplier			4,066
Gain on Reversal of Accrued Expenses			$ 5,200
Interchart [Member]
Other Nonrecurring Gain	$ 194